Retirement and pension plans (Components of net periodic pension expense) (Details) (Defined benefit plans, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 295	$ 295
Interest cost	145	145
Amortization of prior service cost		(1)
Amortization of net loss		79
Net periodic benefit cost		518
Settlement loss		1,322
Net periodic pension expense		$ 1,840